Dissagreggated Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Dissagreggated Revenue [Abstract]
Schedule of Disaggregated Revenue by Major Product Categories

The following table shows disaggregated revenue by major product categories for the years ended December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Private-labelled apparel products	156,316,352	196,736,307	25,327,485
Own-branded apparel products	17,886,275	38,931,427	5,011,963
Total	174,202,627	235,667,734	30,339,448

The following table shows disaggregated cost of revenues by major product categories for the years ended December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Private-labelled apparel products	134,239,759	178,307,992	22,955,056
Own-branded apparel products	4,914,557	7,915,189	1,018,987
Total	139,154,316	186,223,181	23,974,043

Schedule of Breakdown of Our Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of our gross profit and gross profit margin for years ended December 31, 2023 and 2024:

Product category	For the year ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	196,736,307	178,307,992	18,428,315	9.4%
Own-branded apparel products	38,931,427	7,915,189	31,016,238	79.7%
Total	235,667,734	186,223,181	49,444,553	21.0%
Product category	For the year ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%

Schedule of Revenue is Disaggregated by the Geographical Locations

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Geographical locations:
The United States and Canada	132,124,783	171,354,373	22,059,859
The UK	17,898,073	39,906,752	5,137,525
Others	24,179,771	24,406,609	3,142,064
Total	174,202,627	235,667,734	30,339,448